Consolidated Statements of Cash Flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income	CAD 3,538	CAD 3,167	CAD 2,612
Adjustments to reconcile net income to net cash provided from operating activities:
Depreciation and amortization	1,158	1,050	980
Deferred income taxes	600	416	331
Gain on disposal of property	0	(80)	(69)
Gain on disposal of investment	0	0	0
Changes in operating assets and liabilities:
Accounts receivable	188	(59)	32
Material and supplies	4	(51)	(38)
Accounts payable and other	(282)	0	(245)
Other current assets	46	5	13
Pensions and other, net	(112)	(67)	(68)
Net cash provided by operating activities	5,140	4,381	3,548
Investing activities
Property additions	(2,706)	(2,297)	(1,973)
Acquisitions, net of cash acquired	0	0	0
Disposal of property	0	173	52
Change in restricted cash and cash equivalents	(60)	(15)	73
Other, net	(61)	(37)	(4)
Net cash used in investing activities	(2,827)	(2,176)	(1,852)
Financing activities
Issuance of debt	841	1,022	1,582
Repayment of debt	(752)	(822)	(1,413)
Net issuance (repayment) of commercial paper	451	(277)	268
Common shares issued for stock options exercised, excess tax benefits, and other	75	30	31
Repurchase of common shares	(1,742)	(1,505)	(1,400)
Purchase of common shares by Share Trusts	100	0	0
Dividends paid	(996)	(818)	(724)
Net cash used in financing activities	(2,223)	(2,370)	(1,656)
Effect of foreign exchange fluctuations on US dollar-denominated cash and cash equivalents	11	3	19
Net increase (decrease) in cash and cash equivalents	101	(162)	59
Cash and cash equivalents, beginning of year	52	214	155
Cash and cash equivalents, end of year	CAD 153	CAD 52	CAD 214